Long-lived Assets:	12 Months Ended
Jul. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 3 - Long-lived Assets:

Property and Equipment

The costs and accumulated depreciation of property and equipment are summarized as follows:

	July 31,
	2012	2011

Land	$140,450	$237,969
Buildings and Improvements	934,668	1,508,288
Furniture and Fixtures	47,794	149,540
Office Equipment	52,395	201,314
Lab Equipment	393,781	4,614,656

Total Property and Equipment	1,569,088	6,711,767

Less: Accumulated Depreciation	864,410	5,439,900

Property and Equipment, Net	$704,678	$1,271,867

Depreciation expense related to property and equipment amounted to $97,967, $172,250 and $238,253 for the years ended July 31, 2012, 2011 and 2010, respectively.

Assets Held for Investment, Net

The costs and accumulated depreciation of assets held for investment are summarized as follows:

	July 31,
	2012	2011

Assets Held For Investment	$1,179,276	$5,100,519

Less: Accumulated Depreciation	320,899	1,465,590

Assets Held for Investment, Net	$858,377	$3,634,929

These assets are held as collateral for long term debt (see Note 10). Depreciation expense on assets held for investment amounted to $74,070, $141,686 and $134,251 for the years ended July 31, 2012, 2011 and 2010, respectively.

The Company’s holds these properties for investment purposes and collects rental income as described directly below.

Income from Assets Held for Investment, net

In July 2012, the Company sold a property for gross proceeds after real estate commissions of $342,862. This property had a net book value of $107,203, resulting in an accounting gain of $235,659 which is included in income from assets held for investment, net, on the consolidated statement of operations. The net proceeds after commissions and other expenses were used to partially discharge the first and second mortgages on the property and the Company did not receive any of the net proceeds from this property sale.

In March and April, 2012, the Company sold nine commercial condominium units which were held for investment for gross proceeds after real estate commissions of $2,865,682. These properties had a net book value of $1,783,932, resulting in an accounting gain of $1,081,750 which is included in income from assets held for investment, net on the consolidated statement of operations. The net proceeds after commissions and other expenses were used to discharge or partially discharge the first and second mortgages on the properties. There were two first mortgages on the properties, with combined remaining principals of CAD$568,836, which were discharged completely upon sale. The remaining net proceeds of CAD$2,180,051 after expenses and the discharge of the first mortgages was used to partially discharge the second mortgage and the Company did not receive any of the net proceeds from these property sales.

In August 2011, the Company sold two properties which were held for investment for gross proceeds after real estate commissions of $1,669,115. These two properties had a net book value of $1,029,435, resulting in an accounting gain of $639,680 which is included in income from assets held for investment, net on the consolidated statement of operations. The two properties had mortgages of $659,288 which were discharged upon sale, resulting in net cash proceeds to the Company of $1,009,827.

The total accounting gains in this category from property sales in the fiscal year ended July 31, 2012 was $1,957,089 compared to zero in the two previous fiscal years.

The remaining income of $249,127 in this category in the fiscal year ended July 31, 2012, pertains to rental income from properties held for investment, net of carrying and operating expenses. In the fiscal years ended July 31, 2011 and 2010, rental income from properties held for investment, net of operating expenses was $349,458 and $206,575, respectively. Gross income from rental operations was $384,299, $582,974 and $407,809 and rental expenses were $135,172, $233,516 and $201,234, including the depreciation expense amounts above relating to assets held for investment, for the years ended July 31, 2012, 2011 and 2010, respectively.